STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipals, Inc.

December 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .7%
Collateralized Municipal-Backed Securities - .7%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	1,745,199		1,971,848
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,495,000		2,664,036
Total Bonds and Notes (cost $4,428,627)			4,635,884

Long-Term Municipal Investments - 97.8%
Alabama - 3.2%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.75	6/1/2045	5,000,000		5,586,100
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	1,000,000		1,128,340
Jefferson County, Revenue Bonds, Refunding, Ser. F	0/7.90	10/1/2050	2,500,000	[a]	2,411,400
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	6,000,000		8,296,560
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	2,000,000		2,303,760
				19,726,160
Arizona - 4.8%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Obligated group)	5.00	7/1/2054	1,275,000	[b]	1,399,185
Arizona Industrial Development Authority, Revenue Bonds, Refunding (Basis School Obligated Group Projects) Ser. D	5.00	7/1/2051	1,380,000	[b]	1,497,424
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2036	2,480,000	[b]	2,774,128

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Arizona - 4.8% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2052	3,000,000	[b]	3,442,470
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional School Obligated Group)	5.00	7/1/2054	1,750,000	[b]	1,919,715
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Paradise Schools Projects Paragon Management)	5.00	7/1/2047	2,000,000	[b]	2,160,840
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. B	5.35	10/1/2025	3,000,000	[b]	3,118,290
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	13.01	12/1/2037	1,010,000	[b,c,d]	2,327,565
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects) Ser. A	5.00	7/1/2035	2,360,000	[b]	2,562,582
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects) Ser. A	5.00	7/1/2046	2,000,000	[b]	2,141,540
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	4,500,000	[b]	4,645,305
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,500,000	[b]	1,546,665
				29,535,709
California - 2.9%
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000		1,145,680
California Public Finance Authority, Revenue Bonds (NCCD-Claremont Properties LLC-Claremont Colleges Project) Ser. A	5.00	7/1/2047	1,000,000	[b]	967,210

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
California - 2.9% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,000,000	[b]	1,168,310
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Bentley School) Ser. A	7.00	7/1/2040	2,090,000		2,157,779
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	2,000,000		2,193,820
San Francisco City & County Redevelopment Agency Successor Agency, Special Tax Bonds, Refunding, Ser. A	5.00	8/1/2023	1,000,000		1,087,100
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	10.59	7/1/2043	1,250,000	[b,c,d]	1,709,225
Tender Option Bond Trust Receipts (Series 2016-XM0434), (The Regents of the University of California, General Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	13.71	5/15/2038	2,500,000	[b,c,d]	3,668,550
Tender Option Bond Trust Receipts (Series 2016-XM0440), (Los Angeles Department of Airports, Revenue Bonds, Refunding (Los Angeles International Airport)) Recourse, Underlying Coupon Rate (%) 5.00	13.64	5/15/2031	1,315,000	[b,c,d]	1,388,640
Tender Option Bond Trust Receipts (Series 2019-XF2838), (San Francisco California City & County Airports Community International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 4.00	9.48	5/1/2050	1,940,000	[b,c,d]	2,750,280
				18,236,594
Colorado - 2.4%
Denver City & County, Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	1,000,000		1,090,670
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	4,715,000		5,033,687

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Colorado - 2.4% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	10.44	3/1/2038	1,875,000	[b,c,d]	2,490,919
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Utilities System Improvement Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	13.53	11/15/2043	2,440,000	[b,c,d]	3,577,699
Tender Option Bond Trust Receipts (Series 2019-XM0767), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health)) Recourse, Underlying Coupon Rate (%) 4.00	9.39	8/1/2049	1,490,000	[b,c,d]	1,870,963
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	800,000		825,232
				14,889,170
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2045	2,500,000		2,897,800
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,555,000		1,670,661
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	3,500,000	[b]	3,999,030
				8,567,491
District of Columbia - 1.5%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail & Capital Improvement Projects) Ser. A	5.00	10/1/2039	1,000,000		1,221,530
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail & Capital Improvement Projects) Ser. B	4.00	10/1/2053	1,000,000		1,091,020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
District of Columbia - 1.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	13.53	12/1/2035	5,000,000	[b,c,d]	6,989,550
				9,302,100
Florida - 6.6%
Atlantic Beach, Revenue Bonds (Fleet Landing Obligated Group Project) Ser. A	5.00	11/15/2048	3,000,000		3,396,390
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	6.00	6/15/2044	5,000,000	[b]	4,888,250
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (St. Leo University Obligated Group Project)	5.00	3/1/2044	5,000,000		5,617,450
Miami-Dade County, Revenue Bonds	0.00	10/1/2045	3,000,000	[e]	1,304,550
Mid-Bay Bridge Authority, Revenue Bonds, Ser. A	7.25	10/1/2021	6,000,000	[f]	6,619,140
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	2,600,000		2,638,974
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2029	1,000,000		1,189,690
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.50	11/15/2049	2,500,000		2,505,475
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Presbyterian Retirement Communities Obligated Group Project) Ser. A	6.00	8/1/2020	6,500,000	[f]	6,679,790
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	7.19	10/1/2049	855,000	[b,c,d]	1,227,361
Tender Option Bond Trust Receipts (Series 2019-XF2840), (Broward County Florida Port Facilities, Revenue Bonds, Ser. B) Recourse, Underlying Coupon Rate (%) 4.00	9.30	9/1/2049	1,175,000	[b,c,d]	1,563,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Florida - 6.6% (continued)
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	9.63	8/15/2049	1,385,000	[b,c,d]	1,917,075
Village Community Development District No.10, Special Assessment Bonds	6.00	5/1/2044	1,000,000		1,126,400
				40,673,812
Georgia - 1.9%
Atlanta Water & Wastewater, Revenue Bonds, Ser. D	3.50	11/1/2028	1,665,000	[b]	1,751,380
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	13.53	10/1/2043	2,500,000	[b,c,d]	3,736,775
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate (%) 5.00	13.39	1/1/2056	900,000	[b,c,d]	1,448,766
Tender Option Bond Trust Receipts (Series 2019-XM0766), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta)) Recourse, Underlying Coupon Rate (%) 4.00	9.87	7/1/2049	1,670,000	[b,c,d]	2,424,356
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	2,400,000		2,554,608
				11,915,885
Hawaii - 1.0%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	1,500,000		1,615,665
Hawaii Pacific Health, Revenue Bonds, Ser. B	5.75	7/1/2020	4,415,000	[f]	4,515,485
				6,131,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Idaho - .8%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	5,000,000		5,022,200
Illinois - 11.7%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2034	1,400,000		1,618,946
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	2,000,000		2,259,280
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,275,920
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,605,490
Chicago II, GO, Ser. A	5.50	1/1/2049	5,000,000		5,900,350
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2035	1,015,000		1,057,610
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2021	3,985,000	[f]	4,163,249
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,585,000		4,237,757
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	2,500,000		2,918,725
Illinois, GO, Ser. A	5.00	5/1/2038	3,900,000		4,405,947
Illinois, GO, Ser. C	5.00	11/1/2029	7,270,000		8,326,331
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	1,750,000		1,871,870
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	3,500,000		3,830,785
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[e]	1,432,475
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project) Ser. B	0.00	12/15/2051	18,100,000	[e]	5,519,957
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	6/15/2052	1,650,000		1,736,642
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	3,000,000		3,209,040

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Illinois - 11.7% (continued)
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	5,050,000	[f]	5,395,470
Tender Option Bond Trust Receipts (Series 2016-XM0378), (Greater Chicago Metropolitan Water Reclamation District, GO Capital Improvement Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	10.23	12/1/2032	1,875,000	[b,c,d]	2,353,706
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	10.44	10/1/2040	3,000,000	[b,c,d]	4,960,530
University of Illinois, Revenue Bonds, Ser. A	5.00	4/1/2044	1,000,000		1,107,710
				72,187,790
Indiana - .7%
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Corp. Project) Ser. A	5.00	6/1/2039	1,585,000		1,653,298
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000		1,201,290
Indiana Finance Authority, Revenue Bonds, Refunding	5.00	3/1/2039	1,400,000		1,458,394
				4,312,982
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	7,375,000		8,163,756
Kansas - .5%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group Project) Ser. A	5.25	11/15/2053	1,000,000		1,061,930
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Obligated Group Project) Ser. B	4.00	11/15/2025	2,000,000		2,083,820
				3,145,750
Kentucky - .4%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	2,500,000		2,772,325

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Louisiana - 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Corp. Project)	3.50	11/1/2032	3,100,000		3,277,506
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	9.63	7/1/2047	2,690,000	[b,c,d]	4,302,494
				7,580,000
Maine - .5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	3,000,000		3,247,860
Maryland - 1.2%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,843,158
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	10.41	7/1/2042	2,250,000	[b,c,d]	3,319,605
				7,162,763
Massachusetts - 3.1%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	1,620,000		1,716,941
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,000,000	[b]	1,095,810
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,400,000		1,641,066
Tender Option Bond Trust Receipts (Series 2016-XM0368), (Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Harvard University)) Non-recourse, Underlying Coupon Rate (%) 0.00	11.31	2/1/2034	2,500,000	[b,c,d]	2,941,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Massachusetts - 3.1% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0372), (Massachusetts, GO) Non-recourse, Underlying Coupon Rate (%) 5.00	10.44	4/1/2027	2,150,000	[b,c,d]	2,559,769
Tender Option Bond Trust Receipts (Series 2016-XM0389), (Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	10.44	5/15/2043	2,500,000	[b,c,d]	3,597,250
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Non-recourse, Underlying Coupon Rate (%) 5.00	10.74	6/1/2047	3,190,000	[b,c,d]	5,589,008
				19,140,844
Michigan - 5.4%
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2031	3,000,000		3,146,100
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	3,000,000		3,512,610
Michigan Finance Authority, Revenue Bonds (Beaumont Health Credit Obligated Group)	5.00	11/1/2044	5,165,000		5,896,777
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,000,000		2,298,820
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	2,000,000		2,259,860
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D2	5.00	7/1/2034	2,000,000		2,313,120
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	2,660,000		2,657,978
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. A	6.88	6/1/2042	5,000,000		5,058,500
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Ser. A	6.00	6/1/2048	4,000,000		4,041,720

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Michigan - 5.4% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	9.47	11/15/2050	1,465,000	[b,c,d] 2,000,970
				33,186,455
Minnesota - .6%
Dakota County Community Development Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. 2006A	5.30	12/1/2039	26,101	26,121
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	3,000,000	3,518,130
				3,544,251
Mississippi - .9%
Mississippi Development Bank, Revenue Bonds, Refunding (Magnolia Regional Health Center Project) Ser. A	6.50	10/1/2031	5,500,000	5,764,495
Missouri - 2.4%
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.25	9/1/2053	5,000,000	5,646,400
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial-Intelligence Agency Site Improvements Project)	5.13	6/1/2046	4,845,000	5,416,904
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	3,500,000	3,602,480
				14,665,784
Nevada - .5%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	2,750,000	2,957,735
New Jersey - 3.4%
Essex County Improvement Authority, Revenue Bonds	5.25	7/1/2045	1,000,000	[b] 1,017,550
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	3,375,000	3,674,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
New Jersey - 3.4% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	4,000,000		4,631,280
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2025	1,560,000		1,717,108
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,775,000		2,032,659
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000		2,344,120
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,500,000		1,715,910
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	14.03	6/15/2040	815,000	[b,c,d]	1,233,380
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	2,240,000		2,496,726
				20,863,433
New Mexico - 1.1%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. D	5.90	6/1/2040	7,000,000		7,128,170
New York - 7.3%
New York City, GO (SPA; Barclays Bank PLC) Ser. B5	1.65	10/1/2046	5,610,000	[c]	5,610,000
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2027	4,490,000		4,782,928
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/2049	5,000,000		5,050,000
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	6,885,000	[e]	2,787,461
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	27,255,000	[e]	4,216,348
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	7,000,000	[b]	7,742,840

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
New York - 7.3% (continued)
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,500,000		3,892,035
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2026	500,000		523,540
Niagara Area Development Corp., Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	2,000,000	[b]	2,111,200
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	2,000,000		2,090,060
Tender Option Bond Trust Receipts (Series 2016-XM0370), (New York City Transitional Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.25	11.31	11/1/2025	1,250,000	[b,c,d]	1,420,325
Tender Option Bond Trust Receipts (Series 2016-XM0438), (New York City Transitional Finance Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.50	15.49	11/1/2027	1,250,000	[b,c,d]	1,429,875
Tender Option Bond Trust Receipts (Series 2019-XM0771), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)) Non-recourse, Underlying Coupon Rate (%) 4.00	7.29	11/15/2048	1,765,000	[b,c,d]	2,580,395
TSASC, Revenue Bonds, Refunding (TSASC) Ser. B	5.00	6/1/2048	1,165,000		1,175,869
				45,412,876
North Carolina - .8%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Pennybyrn at Maryfield)	5.00	10/1/2035	1,005,000		1,074,405

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
North Carolina - .8% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF0792), (North Carolina Medical Care Commission, Revenue Bonds, Ser. A) Non-recourse, Underlying Coupon Rate (%) 4.00	7.41	11/1/2049	2,500,000	[b,c,d]	3,596,150
				4,670,555
Ohio - 6.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A2	6.50	6/1/2047	14,690,000		14,969,404
Butler County, Revenue Bonds	5.50	11/1/2020	1,490,000	[f]	1,543,983
Butler County, Revenue Bonds, Refunding	5.50	11/1/2020	2,360,000	[f]	2,445,503
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2031	3,955,000	[e]	3,014,738
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2029	3,955,000	[e]	3,207,030
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2057	2,000,000		2,252,740
Franklin County Convention Facilities Authority, Revenue Bonds	5.00	12/1/2051	1,250,000		1,456,963
Muskingum County, Revenue Bonds (Genesis HealthCare System Obligated Group Project)	5.00	2/15/2022	4,590,000		4,869,806
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper OH LLC Project)	4.50	1/15/2048	2,250,000	[b]	2,432,543
Tender Option Bond Trust Receipts (Series 2016-XM0380), (Hamilton County, Sewer System Improvement Revenue Bonds, Refunding (The Metropolitan Sewer District of Greater Cincinnati)) Non-recourse, Underlying Coupon Rate (%) 5.00	10.44	12/1/2038	4,250,000	[b,c,d]	6,323,065
				42,515,775
Oklahoma - .3%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Obligated Group Project) Ser. B	5.25	8/15/2048	1,500,000		1,773,990

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Oregon - .3%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2052	1,500,000		1,692,285
Pennsylvania - 2.7%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,500,000		1,871,220
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Obligated Group Project) Ser. A	6.00	6/1/2046	1,175,000		1,339,688
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2036	3,675,000		4,088,437
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	1,500,000		1,534,095
Philadelphia, GO, Refunding	6.50	8/1/2020	3,550,000	[f]	3,659,234
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse, Underlying Coupon Rate (%) 5.13	10.87	6/1/2041	750,000	[b,c,d]	890,250
The School District of Philadelphia, GO, Ser. A	4.00	9/1/2036	2,740,000		3,067,868
				16,450,792
South Carolina - 2.1%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		1,128,150
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	2,850,000		3,270,489
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	8.38	12/1/2043	5,000,000	[b,c,d]	6,624,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
South Carolina - 2.1% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0442), (Columbia, Waterworks & Sewer System Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	16.30	2/1/2040	2,000,000	[b,c,d]	2,030,040
				13,053,379
Tennessee - .3%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	10.17	7/1/2040	1,250,000	[b,c,d]	1,806,050
Texas - 7.0%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,965,125
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,500,000		1,714,185
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,611,500
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	6.00	12/1/2020	2,500,000	[f]	2,608,375
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	4,500,000		5,002,335
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	6,000,000		6,773,040
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2050	6,500,000	[e]	1,861,340
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,500,000	[b]	1,622,025
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	10.44	2/1/2043	4,185,000	[b,c,d]	5,946,550
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,300,000		1,444,534
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	8,930,000		10,420,596
				42,969,605

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
U.S. Related - 1.1%
Guam Housing Corp., Revenue Bonds (Insured; Federal Home Loan Mortgage Corp.) Ser. A	5.75	9/1/2031	965,000		993,940
Guam Waterworks Authority, Revenue Bonds	5.63	7/1/2020	2,000,000	[f]	2,045,600
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	3,500,000		3,724,315
				6,763,855
Utah - .7%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,190,000		1,420,563
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2040	2,345,000		2,634,209
				4,054,772
Virginia - 2.3%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	2,100,000		2,152,962
Tender Option Bond Trust Receipts (Series 2016-XM0448), (Virginia Small Business Financing Authority, Health Care Facilities Revenue Bonds, Refunding (Sentara Healthcare)) Recourse, Underlying Coupon Rate (%) 5.00	13.32	11/1/2040	2,500,000	[b,c,d]	2,613,450
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.50	12.49	7/1/2057	1,875,000	[b,c,d]	3,615,769
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2056	5,000,000		5,684,450
				14,066,631
Washington - 3.8%
King County School District No. 210, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	2,000,000		2,273,560
Port of Seattle, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2027	4,300,000		5,295,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.8% (continued)
Washington - 3.8% (continued)
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Server Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	9.96	1/1/2029	1,000,000	[b,c,d]	1,152,490
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	5.77	7/1/2058	8,500,000	[b,c,d]	11,494,210
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	1,700,000	[b]	1,872,550
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2046	1,500,000	[b]	1,655,925
				23,743,755
Wisconsin - .8%
Public Finance Authority, Revenue Bonds (Southminster)	5.00	10/1/2048	2,000,000	[b]	2,209,480
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2047	750,000	[b]	830,025
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (St. Camillus Health System Obligated Group)	5.00	11/1/2046	2,000,000		2,164,480
				5,203,985
Total Long-Term Municipal Investments (cost $545,086,136)			604,002,969
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $627,216)	1.53	4/16/2020	630,000	[g,h]	627,220
Total Investments (cost $550,141,979)			98.6%	609,266,073
Cash and Receivables (Net)			14.2%	87,331,244
Preferred Stock, at redemption value			(12.8%)	(78,900,000)
Net Assets Applicable to Common Shareholders			100.0%	617,697,317

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $186,044,294 or 30.12% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

g Held by a counterparty for open exchange traded derivative contracts.

h Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipals, Inc.

December 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Short
U.S. Treasury Ultra Long Bond	105	3/20/2020	19,811,042	19,073,906	737,136
Gross Unrealized Appreciation				737,136

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipals, Inc.

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	4,635,884	-	4,635,884
Municipal Securities	-	604,002,969	-	604,002,969
U.S. Treasury Securities	-	627,220	-	627,220
Other Financial Instruments:
Futures††	737,136	-	-	737,136

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed

NOTES

without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At December 31, 2019, accumulated net unrealized appreciation on investments was $59,124,094, consisting of $59,939,176 gross unrealized appreciation and $815,082 gross unrealized depreciation.

NOTES

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.